McLaughlin & Hunt llp
Ten Post Office Square, 8th Floor Boston, Massachusetts 02109 Main: 617.996.2600 Fax: 617.532.0384 www.mclaughlinhunt.com	John Hunt Partner Office: 617.996.9114 Mobile: 617.549.4045 jhunt@mclaughlinhunt.com

June 1, 2012

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:           Pear Tree Funds
Securities Act File No. 333-102055
Investment Company Act File No. 811-03790

Ladies and Gentlemen:

We serve as counsel to Pear Tree Funds, a Massachusetts business trust (the “Registrant”).  The Registrant has transmitted herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, which relates to the registration of beneficial interests of certain series of the Registrant under the Securities Act, and Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, which relates to the registration of the Registrant as an investment company under the Investment Company Act of 1940, as amended (collectively, the “Amendment”).

The Amendment is being filed for the purposes of amending and updating the Registrant’s Prospectus and Statement of Additional Information for the six current series of the Registrant (the “Funds”).  The Amendment also includes substantial revisions to the descriptions of the Funds’ investment strategies and risks in Part 1 of the Registration Statement.On or about August 1, 2012, the Registrant expects to file an amendment pursuant to Rule 485(b) under the Securities Act to incorporate certain financial data and exhibits, as well as to make other nonmaterial changes as necessary.

Please contact the undersigned at (617) 996-9114 if you have any question or comment.

Very truly yours,

/s/ John Hunt

JH/hex